Property and Equipment, Net	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

	As of March 31,
	2021	2022
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	5,132	5,100
Production and other machineries	23,883	29,713
Total	50,010	55,808
Less: accumulated depreciation	14,327	17,538
Property and equipment, net	35,683	38,270

Included in furniture and equipment is computer software with net values of RMB0.09 million and RMB0.04 million as of March 31, 2021 and 2022, respectively.

Depreciation charged to expense amounted to RMB3.5 million, RMB3.2 million and RMB3.3 million for the years ended March 31, 2020, 2021 and 2022, respectively.

No impairment for property and equipment was recorded for the years ended March 31, 2020, 2021 and 2022.

Details of production and other machineries lease out under operating lease are as follows:

	As of March 31,
	2021	2022
	RMB	RMB
Cost	23,737	29,578
Less: accumulated depreciation	6,765	9,436
Net book value	16,972	20,142